Asset Allocation Ranges and Actual Allocation, USRIP (Detail) (U.S. Retirement Income Plan, or USRIP)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Large-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Range minimum	10.00%
Range maximum	35.00%
Actual	19.10%	13.90%
Small- and Mid-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Range minimum	0.00%
Range maximum	15.00%
Actual	4.00%	1.30%
International Equity
Defined Benefit Plan Disclosure [Line Items]
Range minimum	10.00%
Range maximum	30.00%
Actual	16.70%	10.70%
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Range minimum	2.00%
Range maximum	10.00%
Actual	7.30%	6.20%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Range minimum	10.00%
Range maximum	30.00%
Actual	18.00%	17.30%
Real Assets
Defined Benefit Plan Disclosure [Line Items]
Range minimum	2.00%
Range maximum	10.00%
Actual	5.90%	5.20%
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Range minimum	15.00%
Range maximum	40.00%
Actual	27.50%	34.80%
Cash
Defined Benefit Plan Disclosure [Line Items]
Range minimum	0.00%
Range maximum	15.00%
Actual	1.50%	10.60%